Contingent liabilities and legal proceedings - Indus Tower merger (Details) € in Millions, shares in Millions, ₨ in Billions			1 Months Ended		12 Months Ended
	Feb. 14, 2023 EUR (€)	Feb. 14, 2023 INR (₨)	Nov. 30, 2020 EUR (€)	Nov. 30, 2020 INR (₨)	Mar. 31, 2023 EUR (€)	Mar. 31, 2022 EUR (€) shares	Mar. 31, 2022 INR (₨)	Mar. 31, 2021 EUR (€)	Mar. 31, 2023 INR (₨)	Mar. 31, 2022 INR (₨) shares
Disclosure of contingent liabilities [line items]
Investment in newly issued VIL Equity					€ 78	€ 445		€ 13
Financial assets pledged as collateral for liabilities or contingent liabilities					239	698
Bank Borrowings Secured Against Indian Assets [Member]
Disclosure of contingent liabilities [line items]
Secured bank loans received					1,485	€ 1,382
Indus Towers and Bharti Infratel merger
Disclosure of contingent liabilities [line items]
Prepayments made			€ 279	₨ 24.0
Indus Towers and Bharti Infratel merger, primary pledge
Disclosure of contingent liabilities [line items]
Primary pledge shares owned | shares						190.7				190.7
Remaining proceeds from disposal of shares subject to primary pledge	€ 49	₨ 4.4
Financial assets pledged as collateral for liabilities or contingent liabilities						€ 544				₨ 47.0
Indus Towers. | Indus Towers and Bharti Infratel merger, primary pledge
Disclosure of contingent liabilities [line items]
Investment in newly issued VIL Equity						€ 393	₨ 33.7
Maximum [Member] | Indus Towers. | Indus Towers and Bharti Infratel merger, secondary pledge
Disclosure of contingent liabilities [line items]
Financial assets pledged as collateral for liabilities or contingent liabilities					€ 476				₨ 42.5